Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071

January 29, 2010

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:           Brandes Investment Trust
(File Nos. 33-81396 and 811-08614)

Ladies and Gentlemen:

On behalf of Brandes Investment Trust, a Delaware statutory trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 32 to the registration statement of the Trust (the “Amendment”), relating to each series of the Trust, on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act, and is to be effective on January 29, 2010, for the purposes of responding to the comments provided by the SEC staff on the Trust’s Post-Effective Amendment No. 31 filed pursuant to Rule 485(a) under the 1933 Act on November 25, 2009, filing any outstanding exhibits to the registration statement, and making certain other changes as appropriate, none of which renders the Amendment ineligible to become effective pursuant to paragraph (b) of Rule 485.

Please call Elaine Richards of U.S. Bancorp Fund Services, LLC at (626) 914-7363 or the undersigned at (213) 680-6646 with any comments or questions relating to the Amendment.

Sincerely,

/s/ Michael Glazer

Michael Glazer